CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Summarized Financial Information for Yandex.Market B.V (Details) ₽ in Millions, $ in Millions	7 Months Ended		8 Months Ended	12 Months Ended
	Jul. 23, 2020 RUB (₽)	Jul. 23, 2020 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets				₽ 290,401		₽ 120,284		$ 3,930.9
Non-current assets				225,211		170,842		3,048.6
Current liabilities				61,719		46,540		835.4
Non-current liabilities				104,634		15,151		$ 1,416.4
Revenues				218,344	$ 2,955.6	175,391	₽ 127,657
Total operating expenses				(202,095)	(2,735.6)	(150,691)	(106,815)
Net income				₽ 24,149	$ 326.9	11,199	₽ 44,258
Yandex.Market B.V.
Schedule of Equity Method Investments [Line Items]
Current assets						30,136
Non-current assets						6,297
Current liabilities						7,448
Non-current liabilities						5,140
Revenues	₽ 14,964	$ 202.6	₽ 6,196			19,370
Total operating expenses	(19,990)	(270.6)	(8,026)			(28,900)
Net income	₽ (4,514)	$ (61.1)	₽ (611)			₽ (7,777)